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May 5, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Forum Funds
    File Nos.: 002-67052/811-03023
    Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

This letter is being transmitted on behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act").

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Registrant that the forms of Prospectus for Winslow Green Growth Fund and Winslow Green Solutions Fund, Adams Harkness Small Cap Growth Fund, Jordan Opportunity Fund and Polaris Global Value Fund and Statements of Additional Information for Winslow Green Growth Fund and Winslow Green Solutions Fund, Adams Harkness Small Cap Growth Fund, Jordan Opportunity Fund and Polaris Global Value Fund that would have been filed under Rule 497(c) do not differ from that contained in Post-Effective Amendment No. 229 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2008; accession number 0001193125-08-095347.

Questions related to this filing should be directed to my attention at (617) 824-1347.

Very truly yours,

/s/ Velvet Regan

Velvet Regan
Secretary to the Registrant

cc: Robert J. Zutz, Esq.
    Francine J. Rosenberger, Esq.